Related Party Transactions (Details) ¥ in Millions, $ in Millions	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 05, 2022 USD ($)	Dec. 05, 2022 CNY (¥)
Related Party Transactions [Abstract]
Amount borrowed			$ 6.3	¥ 46.0
Maximum guaranteed amount	$ 4.1	¥ 30.0